Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2024
Fidelity Advisor Asset Manager 70% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.44%
Past 5 years	8.07%
Past 10 years	5.99%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.03%
Past 5 years	7.16%
Past 10 years	4.87%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.82%
Past 5 years	6.21%
Past 10 years	4.48%
Fidelity Advisor Asset Manager 70% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.21%
Past 5 years	8.53%
Past 10 years	5.98%
Fidelity Advisor Asset Manager 70% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	11.81%
Past 5 years	8.33%
Past 10 years	5.98%
Fidelity Advisor Asset Manager 70% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	16.41%
Past 5 years	9.65%
Past 10 years	6.91%
Fidelity Advisor Asset Manager 70% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	16.52%
Past 5 years	9.77%
Since Inception	6.85%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0022
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.39%
Past 10 years	7.14%

[1]	A From October 2, 2018 .